ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Millions								3 Months Ended	12 Months Ended
	Oct. 06, 2020 USD ($) shares	Jul. 23, 2020 shares	Jun. 27, 2018 $ / shares shares	Jun. 26, 2018 shares	May 28, 2018 shares	May 25, 2018 shares	May 14, 2018 shares	Mar. 31, 2020 $ / shares shares	Mar. 31, 2021 CNY (¥) shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 shares
ORDINARY SHARES
Ordinary shares authorized (in shares)								10,000,000,000				10,000,000,000	880,659,899
Ordinary shares par value (in dollars per share) | $ / shares								$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares issued (in shares)								887,667,457		887,617,391		1,112,431,559
Conversion of convertible notes (in shares)											40,809,861
Aggregate purchase price | ¥											¥ 1,342,881
Mr. Kun Dai and Xin Gao Group
ORDINARY SHARES
Surrender shares					37,990,839
Non-vested restricted shares | Mr. Kun Dai
ORDINARY SHARES
Issuance of restricted shares to Mr. Kun Dai (in shares)							17,742,890
Class A ordinary shares
ORDINARY SHARES
Ordinary shares issued (in shares)								846,857,596		846,807,530		1,071,621,698	839,850,038
Ordinary shares outstanding (in shares)								846,857,596		846,807,530		1,071,621,698	839,850,038
Conversion of convertible notes (in shares)		136,279,973
Conversion of redeemable preferred shares (in shares)				743,343,820
Conversion ratio				1
Aggregate purchase price | ¥									¥ 169,499
Class A ordinary shares | Initial public offering
ORDINARY SHARES
Issuance of ordinary shares (in shares)			75,000,000
Number of shares issued			75,000,000
Class A ordinary shares | Initial public offering | Share swap feature of redeemable non-controlling interests
ORDINARY SHARES
Issuance of ordinary shares (in shares)									13,026,713
Number of shares issued									13,026,713
Class A ordinary shares | Private Placement [Member]
ORDINARY SHARES
Issuance of ordinary shares (in shares)	84,692,839
Number of shares issued	84,692,839
Aggregate purchase price | $	$ 25
Class B ordinary shares
ORDINARY SHARES
Ordinary shares issued (in shares)								40,809,861		40,809,861		40,809,861	40,809,861
Ordinary shares outstanding (in shares)								40,809,861		40,809,861		40,809,861	40,809,861
Class B ordinary shares | Mr. Kun Dai
ORDINARY SHARES
Conversion of convertible notes (in shares)									40,809,861
ADS | Initial public offering
ORDINARY SHARES
Issuance of ordinary shares (in shares)			25,000,000
Price per share sold (in dollars per ADS) | $ / shares			$ 9.00									$ 9.00
Number of shares issued			25,000,000
Ordinary share
ORDINARY SHARES
Ordinary shares outstanding (in shares)								887,667,457		887,617,391		1,112,431,559	880,659,899	49,318,860
Conversion of convertible notes (in shares)									136,279,973
Issuance of restricted shares to Mr. Kun Dai (in shares)											17,742,890
Exercised (in shares)								50,066	3,791,290	6,957,492	8,479,505
Conversion of redeemable preferred shares (in shares)											743,343,820
Issuance of ordinary shares (in shares)											75,000,000
Surrender shares											26,251,889
Number of shares issued											75,000,000
Aggregate purchase price | ¥											¥ 50
Ordinary share | Executive Officer
ORDINARY SHARES
Exercised (in shares)						3,333,330
Unvested stock options						1,666,670
Ordinary share | Executive Officer | Vesting acceleration
ORDINARY SHARES
Exercised (in shares)						1,666,670
Ordinary share | Certain option holders
ORDINARY SHARES
Exercised (in shares)						3,479,505
Ordinary share | Class A ordinary shares
ORDINARY SHARES
Issuance of ordinary shares (in shares)									84,692,839
Number of shares issued									84,692,839
Aggregate purchase price | ¥									¥ 57